TAXES (Tables)	12 Months Ended
Jun. 30, 2024
Income Tax Disclosure [Abstract]
Schedule of taxes payable

	As of June 30,
	2024	2023
Individual income taxes payable	19,466	30,594
Total taxes payable	$19,466	$30,594

Schedule of income tax provision (benefit)

	For the year ended June 30, 2024	For the year ended June 30, 2023
Current income tax (expenses) benefits	$(130,307)	$78,743
Total	$130,307	$78,743

Schedule of net deferred tax asset

	As of June 30,
	2024	2023
Deferred tax assets:
Net operating loss carried forward	13,315,441	1,268,811
Deferred tax asset for net operating loss carried forward	2,353,678	317,203
Total deferred tax assets	2,353,678	317,203
Less: valuation allowance	(2,353,678)	(317,203)
Deferred tax assets, net of valuation allowance	$-	$-

Schedule of reconciliation income taxes

	For the year ended June 30, 2024	For the year ended June 30, 2023
Income before income tax expenses	8,721,068	4,015,418
Computed income tax expenses with statutory tax rate	2,180,267	1,003,855
Differential income tax rates applicable to certain entities	(1,080,231)	(585,468)
Additional deduction for research and development expenses	(509,024)	540,141
Tax-exempted income	(1,011,906)	(1,015,909)
Tax effect of non-deductible items	45,625	3,091
Effect of temporary differences	90,895	-
Changes in valuation allowance	414,681	(235,240)
Others	-	210,787
Income tax expenses (benefit)	130,307	(78,743)

Schedule of operating loss carryforwards

2027	1,800,387
2028	5,487,776
2029	6,027,278
Total	$13,315,441